Company information (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Variable Interest Entity, Primary Beneficiary [Member] CNY	Jun. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member] CNY	Jun. 30, 2010 Variable Interest Entity, Primary Beneficiary [Member] CNY
Total assets					135,661,665	147,887,140
Total liabilities					80,308,583	83,743,672
Net revenue	25,660,683	163,022,321	93,474,859	39,897,671	83,276,644	68,275,955	20,408,152
Net Income	925,435	5,879,287	3,344,272	0	15,690,361	18,073,609	11,253,040
Net cash provided by (used in) operating activities	6,802,838	43,218,432	(26,410,270)	(104,125,051)	37,236,822	(1,900,731)	1,944,389
Net cash used in investing activities	$ 8,785,988	55,817,382	(49,006,282)	156,847,656	(27,763,365)	(3,555,083)	(10,855)